STOCKHOLDERS' EQUITY (Details - Option Activity)	3 Months Ended
Sep. 30, 2025 $ / shares shares
Equity [Abstract]
Options outstanding, beginning	700,000
Weighted average exercise price, beginning | $ / shares	$ 6.00
Options granted	0
Weighted average exercise price, granted | $ / shares	$ 0
Options exercised	0
Options cancelled and expired	0
Options forfeited and expired	0
Options outstanding, ending	700,000
Weighted average exercise price, ending | $ / shares	$ 6.00